Income taxes - Additional Information (Detail)	3 Months Ended
Jan. 31, 2025
Additional details on Income taxes [line items]
Percentage of global minimum tax rate	15.00%
Changes in tax rates or tax laws enacted or announced [member]
Additional details on Income taxes [line items]
Percentage Of Increase In Global Minimum Tax Rate	1.60%